Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Profit after tax		£ 2,451	£ 2,780	£ 1,010
Profit after tax in respect of continuing operations		2,451	2,780	1,057
Loss after tax in respect of discontinuing operations		0	0	(47)
Currency translation reserve
Currency translation differences		(647)	(544)
Cash flow hedging reserve
Other		3	16
Other comprehensive (loss)/income not recycled to profit or loss from continuing operations:
Total comprehensive income/(loss) for the year		2,294	2,476	1,597
Attributable to:
Equity holders of the parent		2,294	2,476	1,597
Total comprehensive income/(loss) for the year		2,294	2,476	1,597
Continuing operations [member]
Currency translation reserve
Currency translation differences	[1]	(647)	(544)	844
Fair value through other comprehensive income reserve relating to debt securities
Net gains/(losses) from changes in fair value		2,402	2,465	(475)
Net (gains)/losses transferred to net profit on disposal		(251)	(454)	74
Net losses transferred to net profit due to impairment		1	1	4
Net (losses)/gains due to fair value hedging		(1,640)	(1,782)	165
Other movements		0	(8)	(25)
Other movements		(130)	(63)	53
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		1,366	823	(197)
Net gains transferred to net profit		(282)	(141)	(213)
Tax		(291)	(171)	103
Other		3	16	27
Other comprehensive income that may be recycled to profit or loss from continuing operations		531	142	360
Other comprehensive (loss)/income not recycled to profit or loss from continuing operations:
Retirement benefit remeasurements		(77)	(280)	412
Fair value through other comprehensive income reserve movements relating to equity instruments		1	0	(141)
Own credit		(810)	(316)	77
Tax		198	150	(118)
Other comprehensive (loss)/income not recycled to profit or loss from continuing operations		(688)	(446)	230
Other comprehensive (loss)/income for the year		(157)	(304)	590
Total comprehensive income/(loss) for the year		2,294	2,476	1,647
Attributable to:
Equity holders of the parent		2,294	2,476	1,597
Total comprehensive income/(loss) for the year		2,294	2,476	1,647
Discontinued operations [member]
Other comprehensive (loss)/income not recycled to profit or loss from continuing operations:
Other comprehensive (loss)/income for the year		0	0	(3)
Total comprehensive income/(loss) for the year		0	0	(50)
Attributable to:
Total comprehensive income/(loss) for the year		£ 0	£ 0	£ (50)

[1]	Includes £ 8 m loss ( 2019 : £ 15 m profit; 2018 : £ 41 m loss) on recycling of currency translation differences.